Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other non-recurring items	$ 3,514	$ 2,530	$ 6,240	$ 5,761
Tax impact of restructuring and other non-recurring items	(705)		(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$ 2,809	$ 2,530	$ 5,535	$ 5,217